Stockholder's Equity (Deficit) - Common Stock (Details)	9 Months Ended
	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Common and Preferred Shares
Common stock, shares issued	23,000,000	23,000,000
Common shares, outstanding including shares subject to possible redemption			0
Common stock, shares outstanding	23,000,000	23,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1